(17) Common Stock (Details) (USD $)	9 Months Ended
Jun. 30, 2013
Details
Stockholders' Equity, Reverse Stock Split	200 for 1
Common stock shares authorized prior to amendment	15,000,000
Common Shares Issued from conversion of Series D Preferred Stock	$ 1,894,283
Common Shares Issued for debt and accrued interested	$ 701,444
Debt and accrued interest amount	$ 3,156,493
Shares issued to pay accrued dividends	181,033
Accrued Dividends On Series D Preferred Stock	1,654,673
CommonSharesIssuedForServices	16,266
Services Rendered Value	$ 71,979
CommonSharesIssuedPaymentOfSeriesDDividends	799